                         SUNAMERICA MONEY MARKET FUNDS

                SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1998

  Effective December 1, 1998, Class C shares of the Fund will convert to Class II shares and will become subject to a 1% initial sales load in addition to a contingent deferred sales charge of 1% on certain redemptions of Class II shares made within eighteen months of the date of purchase. The imposition of the 1% front-end sales charge and the lengthening of the time in which the contingent deferred sales charge may be imposed are the only differences between the institution of the new Class II shares and former Class C shares. All other fees and charges remain the same. This change will have no impact on shareholders who purchased Class C shares prior to December 1, 1998. All other provisions relating to Class C shares will apply. PLEASE NOTE THAT ALL REFERENCES MADE TO "CLASS C SHARES" IN THE PROSPECTUS NOT OTHERWISE INDICATED IN THIS SUPPLEMENT SHOULD BE REPLACED WITH "CLASS II SHARES."

  The third paragraph on page 1 of the Prospectus is replaced in its entirety with the following:

    The Fund currently offers Class A, Class B and Class II shares. The offering price is the next-determined net asset value per share, plus for Class B shares a contingent deferred sales charge ("CDSC"), and for Class II shares elements of a sales charge that is both imposed at the time of purchase and deferred. For Class B shares, a CDSC may be imposed on certain redemptions made within six years of purchase; for Class II shares, a CDSC may be imposed on redemptions made within eighteen months of purchase. Class B shares of the Fund automatically convert to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares. At such time, the converted shares will no longer be subject to a distribution fee. Each class makes account maintenance and service fee payments, and Class B and II shares also make distribution fee payments under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Investors wishing to purchase shares of the Fund are generally required to purchase Class A shares. Class B and Class II shares will be typically issued upon and exchange of Class B and Class II shares, respectively, from another mutual fund in the SunAmerica Family of Mutual Funds. See "Purchase of Shares."

  This section entitled "SUMMARY OF FUND EXPENSES" on page 2 of the Prospectus is replaced in its entirety with the following:

                           SUMMARY OF FUND EXPENSES

   A general comparison of the sales arrangements and other non-recurring expenses applicable to Class A, Class B and Class II shares follows:

                                             CLASS A CLASS B(/1/) CLASS II(/1/)
                                             ------- ------------ -------------
  SHAREHOLDER TRANSACTION EXPENSES
   Maximum Initial Sales Load...............   None      None         1.00%
   Maximum Sales Load on Reinvested Divi-
    dends...................................   None      None          None
   Deferred Sales Load(/2/).................   None     4.00%         1.00%
   Redemption Fees(/3/).....................   None      None          None
   Exchange Fees............................  $5.00     $5.00         $5.00
  ANNUAL FUND OPERATING EXPENSES(/4/)
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Management Fees..........................  0.50%     0.50%         0.50%
   12b-1 Fees(/5/)..........................  0.15%     0.90%         0.90%
   Other Expenses(/6/) (net of fee
    waivers/expense reimbursements).........  0.33%     0.34%         0.35%
                                              -----     -----         -----
   Total Operating Expenses(/6/)(/7/) (net
    of fee waivers/expense reimbursements)..  0.98%     1.74%         1.75%
                                              =====     =====         =====

 --------
 (1) Investors wishing to purchase shares of the Fund are generally required to purchase Class A shares. Class B and Class II shares of the Fund will typically be issued in exchange for Class B shares or Class II shares, respectively, of other mutual funds in the SunAmerica Family of Mutual Funds.

 (2) The CDSC on Class B shares applies only if a redemption occurs within six years from their purchase date. The CDSC on Class II shares applies only to redemptions made within eighteen months of purchase.

 (3) A $15.00 fee may be imposed for wire redemptions.

 (4) The information provided for Class A and Class B shares is based on data for the fiscal year ended December 31, 1997. The information provided for Class II shares is based on estimates for the year ending December 31, 1998.

 (5) 0.15% of the 12b-1 fee comprises an Account Maintenance and Service Fee. A portion of the Account Maintenance and Service Fee is allocated to member firms of the National Association of Securities Dealers, Inc. for continuous personal service by such members to investors in the Fund, such as responding to shareholder inquiries, providing current marketing material and attending to other shareholder matters. Class B and Class II shareholders who own shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.

 (6) For the period October 2, 1997 (commencement of operations for Class II shares (formerly, Class C shares) through December 31, 1997, the Other Expenses and Total Operating Expenses (on a gross basis) for such were 4.82% and 6.22%, respectively.

 (7) For the fiscal year ended December 31, 1997, the Total Operating Expenses for Class A and Class B shares reflect the effect of a gross up of transfer agent expense credits of 0.02%, respectively.

  The "EXAMPLE" set forth on page 3 of the Prospectus is replaced in its entirety with the following:

EXAMPLE:

  You would pay the following expenses on a $1,000 investment over various time periods assuming (1) a 5% annual return and (2) redemption at the end of each time period. The 5% return and the expenses used in this Example should not be considered indicative of actual or expected performance or expenses, both of which will vary:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Class A shares..................................  $10     $31    $ 54     $120
Class B shares*.................................  $58     $85    $114     $176
Class II shares.................................  $38     $65    $104     $214

  You would pay the following expenses on the same investment, assuming no redemption:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Class A shares..................................  $10     $31    $ 54     $120
Class B shares*.................................  $18     $55    $ 94     $176
Class II shares.................................  $28     $65    $104     $214

  The foregoing examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------
* Class B shares convert to Class A shares on the first business day of the month following the seventh anniversary of the purchase of such Class B shares. Therefore, with respect to the 10-year expense information, years 8, 9 and 10 reflect the lower expenses attributable to ownership of Class A shares.

  The first paragraph in the section entitled "PURCHASE OF SHARES--General" on page 7 of the Prospectus is replaced in its entirety with the following:

    Class A shares of the Fund are sold at the respective net asset value next calculated after receipt of a purchase order, without a sales charge. Class B and Class II shares are sold at the respective net asset value next calculated after receipt of a purchase order, plus a sales charge, which, at the election of the investor, either may (i) be imposed on a deferred basis (Class B shares) or (ii) contain certain elements of a sales charge that is imposed at the time of purchase and that is deferred (Class II shares). The Fund seeks to maintain a stable net asset value per share of $1.00, although no assurance can be given that the Fund will be able to do so.

  The third paragraph in the first column on page 8 of the Prospectus is replaced in its entirety with the following:

    CLASS II SHARES. Class II shares are offered at net asset value plus an initial sales charge as follows:

                                 CONCESSION
           SALES CHARGE          OF DEALERS
     ------------------------- --------------
                       % OF
          % OF      NET AMOUNT      % OF
     OFFERING PRICE  INVESTED  OFFERING PRICE
     -------------- ---------- --------------
        1.00%         1.01%        1.00%

    Certain redemptions of Class II shares made within eighteen months of the date of purchase (within one year of purchase for Class C shares purchased prior to December 1, 1998) are subject to a CDSC of 1%. The method for calculating any such CDSC will be the same method used for calculating any such CDSC will be the same method used for calculating the CDSC for Class B shares. See "Class B Shares" above.

Dated: December 1, 1998